Contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Contingencies
32. CONTINGENCIES

The following is a summary of the contingent matters and obligations relating to the Company as at December 31, 2023.
General
The Company is subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties and it is possible that some of these matters may be resolved unfavorably to the Company. Certain conditions may exist as of the date the Financial Statements are issued, which may result in a loss to the Company. In the opinion of management none of these matters are expected to have a material effect on the results of operations or financial conditions of the Company.
Environment
The Company’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures.
Estimated future reclamation costs are based on the extent of work required and the associated costs are dependent on the requirements of relevant authorities and the Company’s environmental policies. As of December 31, 2023, $447.1 million (2022 - $296.2 million) was accrued for reclamation costs relating to mineral properties (Note 19).
Tax
The Company operates in numerous countries around the world and accordingly it is subject to, and pays annual income taxes under the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with the local government, and others are defined by the general corporate income tax laws of the country. The Company has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Company is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain rules to the Company’s business conducted within the country involved.
Title
The validity of our mining or exploration titles or claims or rights, which constitute most of our property holdings, can be uncertain and may be contested. Although the Company has taken steps to verify title to properties in which it has an interest, these procedures do not guarantee the Company’s title. Property title may be subject to, among other things, unregistered prior agreements or transfers, Indigenous land claims, or undetected title defects. In some cases, we do not own or hold rights to the mineral concessions we mine, and our rights may be contractual in nature. We have not conducted surveys of all the claims in which we hold direct or indirect interests and therefore, the precise area and location of such claims may be in doubt. The land title system is also not well developed in some countries and may rely on informal, hereditary or possessory rights. Such informal systems can create significant uncertainty in obtaining and maintaining ownership or rights of access, in defining precise locations or clear boundaries to properties, and substantiating rights if challenged. No assurance can be given that applicable governments will not revoke or significantly alter the conditions of the applicable exploration and mining titles or claims, or that such exploration and mining titles or claims will not be challenged or impugned by third parties. Any defects in title to our properties, or the revocation of or challenges to our rights to mine, could have a material adverse effect on our operations and financial condition.
Legal Proceedings
We are subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Many of these claims are from current or ex-employees, or employees of former or current owners of our operations, such as the Quiruvilca-related claims in Peru, which could, in the aggregate, be of significant value, and include alleged improper dismissals, workplace illnesses, such as silicosis, and claims for additional profit-sharing and bonuses in prior years.
We may also become subject to class action lawsuits. For example, in mid-2017, Tahoe, which was acquired by us in late February 2019, and certain of its former directors and officers became the subject of three purported class action lawsuits filed in the United States that centered primarily around alleged misrepresentations. These U.S. class action lawsuits were later consolidated into one class action suit that is ongoing in Nevada. In October 2018, Tahoe learned that a similar proposed class action lawsuit had been filed against Tahoe and its former chief executive officer in the Superior Court of Ontario. Tahoe disputed the allegations made in these suits. In January 2023, the plaintiffs and defendants reached a tentative global settlement to resolve both the United States and Canadian class actions. Final approval of the settlement in the Canadian action was granted in October 2023, subject to obtaining final approval of the U.S. action, and the final approval of the settlement in the U.S. action was granted orally at a hearing on February 15, 2024. Upon entry of the final written approval order in the U.S. action, there will be a thirty-day period during which the order can be appealed. The Company does not anticipate any appeals and therefore the settlement of both the U.S. action and the Canadian action is expected to be final and the cases concluded in Q1 2024. The proposed settlement falls within Tahoe’s insurance limits.
We may also be subject to proceedings in our commercial relationships. While we would, where available and appropriate to do so, defend against any such allegations, if we are unsuccessful in our defense of these claims, we may be subject to significant losses.
Furthermore, we are in some cases subject to claims or other legal processes, which may be direct or indirect, by individuals, local communities, Indigenous peoples, private land owners or non-governmental organizations relating to land and mineral rights and tenure, or alleged environmental or social damage. Such claimants may seek sizeable monetary damages against us and/or the return or relinquishment of surface or mineral rights or revocation of permits and licenses that are valuable to us.
Each of these matters is subject to various uncertainties and it is possible that some of these matters may be resolved unfavourably to us. We establish provisions for matters that are probable and can be reasonably estimated. We also carry liability insurance coverage, however such insurance does not cover all risks to which we might be exposed and in other cases, may only partially cover losses incurred by us. In addition, we may be involved in disputes with other parties in the future that may result in litigation, which could have a material adverse effect on our financial or operating position, cash flow and results of operations.
Country
Argentina
Unanticipated or drastic changes in laws and regulations have affected our operations in the past. For example, previous governments implemented severe price, foreign exchange, and import controls which included informal restrictions on dividend, interest, and service payments abroad and limitations on the ability to convert ARS into USD, which exposed the Company to additional risks of ARS devaluation and high domestic inflation. The previous government in Argentina maintained unfavorable economic policies, such as strict currency controls and the imposition of export duties and it remains uncertain whether the current government will continue with such measures.
The Company has suspended project development activities at Navidad as a result of uncertainty over the zoning, regulatory and tax laws. The Company remains committed to the development of Navidad and to contributing to the positive economic and social development of the province of Chubut upon the adoption of a favorable legislative framework.
Bolivia
On May 28, 2014, the Bolivian government enacted the New Mining Law. Among other things, the New Mining Law provided that all pre-existing contracts were to migrate to one of several new forms of agreement within a prescribed period of time. The Company currently has a joint venture agreement with COMIBOL (the "COMIBOL Joint Venture"), a Bolivian state mining company, relating to the San Vicente mine. As a result, we anticipate that the COMIBOL Joint Venture will be subject to such migration and possible renegotiation of key terms. The migration process has been delayed by COMIBOL and has not been completed.
The primary effects on the San Vicente operation and our interest therein will not be known until such time as we have, if required to do so, renegotiated the COMIBOL Joint Venture, and the full impact may only be realized over time. We will take appropriate steps to protect and, if necessary, enforce our rights under the COMIBOL Joint Venture. There is, however, no guarantee that governmental actions, including possible expropriation or additional changes in the law, and the migration of the COMIBOL Joint Venture will not impact our involvement in the San Vicente operation in an adverse way and such actions could have a material adverse effect on us and our business.
The Company's San Vicente mine, pursuant to the COMIBOL Joint Venture, is obligated to pay COMIBOL a participation fee of 37.5% of the operation’s cash flow. For the year ended December 31, 2023, the Company incurred approximately $9.7 million in COMIBOL royalties (2022 - incurred $7.5 million).
Guatemala
Some communities and non-governmental organizations ("NGOs") have been vocal and active in their opposition to mining and exploration activities in Guatemala. In July 2017, the Escobal mining license was suspended as a result of a court proceeding initiated by an NGO in Guatemala, based upon the allegation that Guatemala's Ministry of Energy and Mines ("MEM") violated the Xinka Indigenous people’s right of consultation. After several decisions and appeals on the matter, a decision of the Constitutional Court of Guatemala was rendered on September 3, 2018, determining that the Escobal mining license would remain suspended until the Guatemala MEM completes an ILO 169 consultation.
During 2023, significant progress was achieved with the ILO 169 consultation. According to the MEM, all the information related to the project was delivered to the Xinka representatives, as required by Guatemala’s Constitutional Court. The Xinka representatives and their advisors made several visits to the Escobal site to verify the information provided. In addition, several working group meetings were held. Pan American looks forward to continuing our participation in the ILO 169 consultation under the new government in Guatemala that took office in January 2024.

The process, timing, and outcome of the ILO 169 consultation remains uncertain.